SHAREHOLDERS EQUITY (Tables)	6 Months Ended
Sep. 30, 2024
SHAREHOLDERS EQUITY
Schedule of Outstanding and Exercisable Warrants
	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of March 31, 2020	160,000	$6.60	4.6	$-
Warrants granted	-	$-	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	-	$-	-	-
Warrants Outstanding as of March 31, 2021	160,000	$6.60	3.6	$-
Warrants Outstanding as of March 31, 2022	160,000	$6.60	2.6	$-
Warrants Outstanding as of March 31, 2023	8,000	132.00	1.6	-
Warrants Outstanding as of March 31, 2024	8,000	132.00	0.6	-
Warrants Outstanding as of September 30, 2024	-	-	-	-